Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2024	2023
	€’000	€’000
Cash and cash equivalents	25	860
Restricted cash	386	287
	411	1,147